Summary of significant accounting policies (Details) - Schedule of property and equipment are stated at cost less accumulated depreciation and amortization	12 Months Ended
Dec. 31, 2020
Public Utility, Property, Plant and Equipment [Line Items]
Leasehold improvements	lesser of remaining lease term or expected useful life
Office equipment and furnishings [Member] | Minimum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful life	1 year
Office equipment and furnishings [Member] | Maximum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful life	5 years
Electronic equipment [Member] | Minimum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful life	2 years
Electronic equipment [Member] | Maximum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful life	5 years
Server room equipment [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful life	5 years
Vehicles [Membre]
Public Utility, Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful life	5 years